Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Maturity of foreign exchange contracts	17 months
After-tax losses deferred in AOCI to be reclassified to earnings over the next 12 months	$ (80,000,000)
Maximum time for hedging interest rate cash flow hedge	51 months
After-tax losses deferred in AOCI to be reclassified to earnings over the next 12 months	(4,000,000)
Foreign Exchange Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	8,600,000,000	9,700,000,000
Interest Rate Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	$ 5,600,000,000	$ 5,700,000,000